LEASES (Schedule of Supplemental Cash Flow Information Related to Leases) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
Operating cash flows from operating leases	$ 3,173	$ 2,530	$ 1,881